Loss Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (25,292)	$ (37,258)	$ (66,149)	$ (85,977)
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(2,564)	(2,660)	(5,113)	(5,304)
Tender Offer – Redemption of preferred stock Series G and Series H including $270 of undeclared preferred dividend cancelled for both three and six months	0	504	0	504
Loss available to Navios Holdings common stockholders, basic and diluted	$ (27,856)	$ (39,414)	$ (71,262)	$ (90,777)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders — weighted average shares	119,423,135	116,051,809	119,422,969	115,612,780
Basic and diluted net losses per share attributable to Navios Holdings common stockholders	$ (0.23)	$ (0.34)	$ (0.6)	$ (0.79)